CONSOLIDATED BALANCE SHEETS - USD ($)		Feb. 28, 2018	Feb. 28, 2017
Current assets
Cash and cash equivalents		$ 711,519,091	$ 470,217,004
Restricted cash-current		6,266,671	2,732,559
Short-term investments		787,390,754	229,456,397
Amounts due from related parties-current	[1]	3,228,839	3,424,285
Inventory		5,271,710	2,823,039
Income tax receivable		15,093,207	2,244,898
Prepaid expenses and other current assets		133,235,873	160,222,823
Total current assets		1,662,006,145	871,121,005
Restricted cash-non-current		9,910,866	5,660,713
Property and equipment, net		247,265,848	154,306,718
Deferred tax assets-non-current		17,361,013	16,188,301
Rental deposits		47,332,671	32,659,360
Intangible assets, net		43,504,780	37,966,808
Goodwill		291,382,129	267,162,685
Long-term investments		597,605,775	347,732,444
Long-term prepayments and other non-current assets		138,189,853	96,107,917
Total assets		3,054,559,080	1,828,905,951
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $20,905,226 and $51,809,468 as of February 28, 2017 and February 28, 2018, respectively)		57,605,414	22,637,199
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to TAL Education Group of $465,944,822 and $772,642,292 as of February 28, 2017 and February 28, 2018, respectively)		824,276,004	504,147,032
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs without recourse to TAL Education Group of $192,785 and $2,875,186 as of February 28, 2017 and February 28, 2018, respectively)	[2]	8,745,624	3,042,785
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $90,834,954 and $158,848,576 as of February 28, 2017 and February 28, 2018, respectively)		229,122,303	116,830,290
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of $15,204,900 and $12,106,200 as of February 28, 2017 and February 28, 2018, respectively)		13,637,696	20,483,037
Total current liabilities		1,133,387,041	667,140,343
Deferred revenue-non-current (including deferred revenue-non-current of the consolidated VIEs without recourse to TAL Education Group of $14,726,473 and $17,980,379 as of February 28, 2017 and February 28, 2018, respectively)		17,980,379	14,726,473
Amounts due to related parties-non-current (including amounts due to related parties-non-current of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 28, 2017 and February 28, 2018, respectively)	[2]	270,657	2,840,000
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs without recourse to TAL Education Group of $13,063,488 and $19,866,503 as of February 28, 2017 and February 28, 2018, respectively)		20,039,040	13,185,886
Bond payable (including bond payable of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 28, 2017 and February 28, 2018, respectively)		11,075,000	225,148,918
Long-term payable (including long-term payable of the consolidated VIEs without recourse to TAL Education Group of $nil and $4,660,240 as of February 28, 2017 and February 28, 2018, respectively)		6,343,565	0
Long-term debt (including long-term debt of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 28, 2017 and February 28, 2018, respectively)		225,000,000	225,000,000
Total liabilities		1,414,095,682	1,148,041,620
Commitments and contingencies (Note 20)
Equity
Additional paid-in capital		884,716,838	141,968,264
Statutory reserve		38,315,493	28,407,421
Retained earnings		565,201,532	417,835,502
Accumulated other comprehensive income		132,324,966	55,869,132
Total TAL Education Group's equity		1,620,747,787	644,244,906
Noncontrolling interest		19,715,611	36,619,425
Total equity		1,640,463,398	680,864,331
Total liabilities and equity		3,054,559,080	1,828,905,951
Common Class A [Member]
Equity
Common shares		118,402	93,131
Total equity		118,402	93,131
Common Class B [Member]
Equity
Common shares		70,556	71,456
Total equity		$ 70,556	$ 71,456

[1]	The amounts due from related parties represent loans, prepayments to certain investees and advance received by an investee on behalf of the Group.
[2]	The amounts due to related parties are in connection with investment payable and advanced service fees from related parties.